Interest and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest Expense [Abstract]
Interest on debt	$ 16,662	$ 20,450	$ 18,142
Bank charges	105	184	120
Amortization and write-off of deferred financing fees	4,555	1,443	1,190
Amortization of debt discount relating to Vessel fair value participation liability (Note 7)	0	1,419	3,537
Debt prepayment fees	2,713	0	0
Less interest capitalized	(629)	0	0
Total	$ 23,406	$ 23,496	$ 22,989